Convertible Preferred Stock (Details) - Schedule of convertible preferred stock - Blade Therapeutics, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Authorized	151,185,364	133,656,880
Convertible Preferred Stock, Shares Outstanding	83,044,690	83,044,690
Convertible Preferred Stock, Liquidation Preference	$ 90,365	$ 90,365
Convertible Preferred Stock, Proceeds, Net Issuance Cost	$ 89,107	$ 89,107
Series A [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Authorized	6,500,000	6,500,000
Convertible Preferred Stock, Shares Outstanding	6,500,000	6,500,000
Convertible Preferred Stock, Price Per Share	$ 1	$ 1
Convertible Preferred Stock, Liquidation Preference	$ 6,500	$ 6,500
Convertible Preferred Stock, Proceeds, Net Issuance Cost	$ 6,341	$ 6,341
Series B [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Authorized	43,000,000	43,000,000
Convertible Preferred Stock, Shares Outstanding	40,369,153	40,369,153
Convertible Preferred Stock, Price Per Share	$ 1.055	$ 1.055
Convertible Preferred Stock, Liquidation Preference	$ 42,589	$ 42,589
Convertible Preferred Stock, Proceeds, Net Issuance Cost	$ 42,335	$ 42,335
Series C [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Authorized	79,685,364	62,156,880
Convertible Preferred Stock, Shares Outstanding	22,642,414	22,642,414
Convertible Preferred Stock, Price Per Share	$ 1.141	$ 1.141
Convertible Preferred Stock, Liquidation Preference	$ 25,835	$ 25,835
Convertible Preferred Stock, Proceeds, Net Issuance Cost	$ 25,596	$ 25,596
Series C-1 [Member]
Conversion of Stock [Line Items]
Convertible Preferred Stock, Shares Authorized	22,000,000	22,000,000
Convertible Preferred Stock, Shares Outstanding	13,533,123	13,533,123
Convertible Preferred Stock, Price Per Share	$ 1.141	$ 1.141
Convertible Preferred Stock, Liquidation Preference	$ 15,441	$ 15,441
Convertible Preferred Stock, Proceeds, Net Issuance Cost	$ 14,835	$ 14,835